Fair Value of Financial Assets and Liabilities - Nonrecurring (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 190	[1]	$ 228	[1]
Fair Value, Measurements, Nonrecurring [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	902		1,211
Accounts receivable, net	2,600		2,826
Short-term debt	1,545		1,370
Long-term debt	7,088		7,237
Liability to subsidiary trust issuing preferred securities	0		650
Fair Value, Measurements, Nonrecurring [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	902		1,211
Accounts receivable, net	2,600		2,826
Short-term debt	1,629		1,396
Long-term debt	7,571		7,742
Liability to subsidiary trust issuing preferred securities	$ 0		$ 670

[1]	(1)Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.